N-4	Sep. 05, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Sep. 05, 2024
Amendment Flag	false
ChoicePlus Select B-Share
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Select B-Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Select B-Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Select B-Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Select B-Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%